SUPPLEMENTAL CONSOLIDATED FINANCIAL STATEMENT INFORMATION - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Jan. 31, 2024	Jan. 31, 2023
Condensed Financial Information Disclosure [Abstract]
Compensation and benefits	$ 45,476	$ 38,253
Distributor and agent commissions	9,630	10,345
Operating lease obligations - current portion	5,413	6,604
Income taxes	3,428	3,121
Taxes other than income taxes	8,447	12,720
Fair value of derivatives - current portion	223	1,592
Other	3,209	5,662
Total accrued expenses and other current liabilities	$ 75,826	$ 78,297
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Total accrued expenses and other current liabilities	Total accrued expenses and other current liabilities